Premier [Member] Average Annual Total Returns - Premier - Premier	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.26%	2.49%	2.45%
Performance Inception Date			Jul. 26, 2019